Employee Retirement plans (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Retirement Plans [Line Items]
Defined Contribution Plan, Cost Recognized	$ 719,000	$ 701,000	$ 815,000
Defined Benefit Plan, Benefit Obligation	$ 2,350,000	$ 2,142,000	$ 1,159,000
Defined Contribution Plan, Employer Matching Contribution, Percent			25.00%
Defined Contribution Plan Employer Contribution			$ 49,000
Defined Contribution Plan, Employer Discretionary Contribution Amount			$ 140,000